COMMITMENTS AND CONTINGENCIES (Tables)	3 Months Ended	12 Months Ended
	Apr. 30, 2022	Jan. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Schedule of minimum lease obligations

Maturity of Lease Liabilities	Operating Leases
April 30 2023	$113,100
April 30, 2024	42,803
April 30, 2025	30,003
April 30, 2026	30,003
April 30, 2027	17,503
Total lease payments	233,412
Less: Interest	(22,217)
Present value of lease liabilities	$211,195

Maturity of Lease Liabilities	Operating Leases
January 31, 2023	$116,879
January 31, 2024	62,003
January 31, 2025	30,003
January 31, 2026	30,003
January 31, 2027	25,003
After January 31, 2027	—
Total lease payments	263,891
Less: Interest	(25,339)
Present value of lease liabilities	$238,552